Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

September 21, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Proxy Statement on Schedule 14A for Cash Management Fund, Cash Reserves Fund Institutional, and Deutsche Money Market Series (each a “Fund,” and collectively the “Funds”), each a series of DWS Money Market Trust (Reg. No. 811-03495)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, we are filing today through the EDGAR system on behalf of each Fund, a preliminary proxy statement on Schedule 14A relating to a special meeting of each Fund’s shareholders.

The proxy statement relates to a proposal to approve a revised fundamental investment policy relating to concentration for each Fund. The Funds expect to begin mailing the definitive proxy statement to shareholders on or about October 19, 2015.

Please direct any comments or questions relating to this filing to me at 617-295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan

Director

cc: John Marten, Esq., Vedder